Total
Invesco Russell 1000 Equal Weight ETF
Summary Information
Investment Objective
The Invesco Russell 1000 Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Equal Weight Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Russell 1000 Equal Weight ETF Invesco Russell 1000 Equal Weight ETF
Management Fees	0.20%
Other Expenses	none
Total Annual Fund Operating Expenses	0.20%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Russell 1000 Equal Weight ETF | Invesco Russell 1000 Equal Weight ETF | USD ($)	20	64	113	255

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, FTSE Russell (the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is designed to measure the performance of approximately 1000 equally-weighted securities. The Underlying Index is comprised of all of the securities in the Russell 1000® Index (the “Russell 1000”), which is designed to measure the performance of the large-cap segment of the U.S. equity market and consists of the stocks of the largest 1,000 U.S. companies by market capitalization.
The Underlying Index is constructed by applying a three-step process. First, the Index Provider assigns each component security of the Russell 1000 to an industry based on the Industry Classification Benchmark (the “ICB”) classification system. The ICB classification system is composed of 11 economic industries: basic materials, consumer discretionary, consumer staples, energy, financials, health care, industrials, real estate, technology, telecommunications and utilities. Second, once the component securities are assigned to an industry, the Index Provider allocates an equal weight to each industry and then assigns an equal weight to each constituent security within each industry. Third, the Index Provider then applies a “capacity screen” to the Underlying Index to eliminate securities of companies with limited “free float” (i.e., companies with a limited amount of shares publicly available in the market).
The Underlying Index also may include securities of mid-cap issuers. Therefore, due to the equal weighting methodology of the Underlying Index, the Fund may have greater exposure to mid-cap issuers than would be the case if the Underlying Index used a traditional capitalization-weighted methodology.
As of October 31, 2023, the Underlying Index was comprised of 994 securities with market capitalizations ranging from $451.5 million to $2.7 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	0.79%
Best Quarter	June 30, 2020	27.37%
Worst Quarter	March 31, 2020	-28.62%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Russell 1000 Equal Weight ETF	1 Year	5 Years	Since Inception	Inception Date
Invesco Russell 1000 Equal Weight ETF	(13.49%)	7.07%	7.75%	Dec. 23, 2014
After Taxes on Distributions | Invesco Russell 1000 Equal Weight ETF	(13.90%)	6.60%	7.31%
After Taxes on Distributions and Sale of Fund Shares | Invesco Russell 1000 Equal Weight ETF	(7.72%)	5.47%	6.13%
Russell 1000® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	(13.45%)	7.18%	7.91%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(19.13%)	9.13%	9.75%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.